UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2012

Item 1:	Report(s) to Shareholders.

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett
Affiliated Fund

For the six-month period ended April 30, 2012

Lord Abbett Affiliated Fund Semiannual Report
For the six-month period ended April 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Lord Abbett Affiliated Fund for the six-month period ended April 30, 2012. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

Expense Example

          As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 through April 30, 2012).

Actual Expenses

          For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/11 – 4/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	11/1/11	4/30/12	11/1/11 - 4/30/12

Class A
Actual	$1,000.00	$1,113.20	$4.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.60	$4.32
Class B
Actual	$1,000.00	$1,108.90	$7.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.36	$7.57
Class C
Actual	$1,000.00	$1,108.60	$7.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.38	$7.57
Class F
Actual	$1,000.00	$1,113.50	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.82	$3.07
Class I
Actual	$1,000.00	$1,114.70	$2.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.32	$2.56
Class P
Actual	$1,000.00	$1,112.40	$4.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.32
Class R2
Actual	$1,000.00	$1,111.10	$5.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.57
Class R3
Actual	$1,000.00	$1,111.60	$5.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.89	$5.02

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.86% for Class A, 1.51% for Classes B and C, 0.61% for Class F, 0.51% for Class I, 0.86% for Class P, 1.11% for Class R2 and 1.00% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector April 30, 2012

Sector*	%**
Consumer Discretionary	10.89%
Consumer Staples	7.26%
Energy	14.36%
Financials	23.65%
Health Care	12.84%
Industrials	8.29%

Sector*	%**
Information Technology	8.33%
Materials	5.35%
Telecommunication Services	4.53%
Utilities	2.52%
Short-Term Investment	1.98%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)
April 30, 2012

Investments	Shares	Fair Value (000)

LONG-TERM INVESTMENTS 98.32%

COMMON STOCKS 97.20%

Aerospace & Defense 1.80%
Honeywell International, Inc.	800,800	$48,576
Raytheon Co.	491,300	26,599
United Technologies Corp.	637,000	52,005

Total		127,180

Automobiles 1.03%
Ford Motor Co.	6,430,854	72,540

Beverages 0.96%
Coca-Cola Co. (The)	412,700	31,497
PepsiCo, Inc.	545,900	36,030

Total		67,527

Biotechnology 0.10%
Amgen, Inc.	103,828	7,383

Capital Markets 3.69%
Bank of New York Mellon Corp. (The)	310,525	7,344
Goldman Sachs Group, Inc. (The)	1,236,875	142,426
Morgan Stanley	2,903,688	50,176
State Street Corp.	239,482	11,069
T. Rowe Price Group, Inc.	784,090	49,488

Total		260,503

Chemicals 2.52%
Agrium, Inc. (Canada)(a)	206,400	18,143
Dow Chemical Co. (The)	2,933,659	99,392
Monsanto Co.	555,400	42,310
Mosaic Co. (The)	348,600	18,413

Total		178,258

Commercial Banks 7.44%
BB&T Corp.	416,449	13,343
Comerica, Inc.	495,455	15,864
Fifth Third Bancorp	3,952,870	56,249
PNC Financial Services Group, Inc. (The)	1,514,279	100,427
Regions Financial Corp.	4,502,900	30,350
SunTrust Banks, Inc.	2,226,804	54,067
Wells Fargo & Co.	7,619,853	254,732

Total		525,032

Communications Equipment 1.22%
Cisco Systems, Inc.	4,266,800	85,976

Computers & Peripherals 1.82%
Dell, Inc.*	2,137,500	34,991
EMC Corp.*	1,811,600	51,105
Hewlett-Packard Co.	1,713,531	42,427

Total		128,523

Consumer Finance 1.70%
Capital One Financial
Corp.	2,162,700	119,987

Diversified Financial Services 5.17%
Bank of America Corp.	5,612,170	45,515
Citigroup, Inc.	2,306,860	76,219
JPMorgan Chase & Co.	5,653,342	242,980

Total		364,714

Diversified Telecommunication Services 4.54%
AT&T, Inc.	5,193,249	170,910
CenturyLink, Inc.	1,904,800	73,449
Verizon Communications, Inc.	1,891,300	76,371

Total		320,730

Electric: Utilities 2.26%
Duke Energy Corp.	1,989,800	42,642
NextEra Energy, Inc.	516,100	33,211
Progress Energy, Inc.	246,400	13,113
Southern Co. (The)	1,536,600	70,591

Total		159,557

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
April 30, 2012

Investments	Shares	Fair Value (000)

Electronic Equipment, Instruments & Components 1.22%
Arrow Electronics, Inc.*	502,100	$21,113
Avnet, Inc.*	846,600	30,546
Corning, Inc.	2,424,100	34,786

Total		86,445

Energy Equipment & Services 1.35%
Cameron International
Corp.*	180,000	9,225
Halliburton Co.	771,671	26,407
Schlumberger Ltd.	803,698	59,586

Total		95,218

Food & Staples Retailing 1.31%
CVS Caremark Corp.	2,072,600	92,479

Food Products 0.57%
General Mills, Inc.	396,100	15,404
Kraft Foods, Inc. Class A	632,534	25,219

Total		40,623

Health Care Equipment & Supplies 0.73%
Baxter International, Inc.	929,500	51,504

Health Care Providers & Services 3.32%
AmerisourceBergen Corp.	214,500	7,981
CIGNA Corp.	1,060,200	49,013
McKesson Corp.	551,900	50,449
UnitedHealth Group, Inc.	2,066,796	116,051
WellPoint, Inc.	163,500	11,089

Total		234,583

Hotels, Restaurants & Leisure 1.48%
Carnival Corp.	1,597,907	51,916
Marriott International, Inc. Class A	750,772	29,348
Starwood Hotels & Resorts Worldwide, Inc.	397,000	23,502

Total		104,766

Household Products 2.42%
Colgate-Palmolive Co.	732,500	72,474
Procter & Gamble Co. (The)	1,542,600	98,171

Total		170,645

Industrial Conglomerates 2.11%
General Electric Co.	7,617,300	149,147

Insurance 3.78%
Berkshire Hathaway, Inc.
Class B*	487,100	39,187
Chubb Corp. (The)	541,900	39,597
Marsh & McLennan Cos., Inc.	809,800	27,088
MetLife, Inc.	1,199,957	43,234
Prudential Financial, Inc.	1,160,400	70,251
Travelers Cos., Inc. (The)	734,600	47,249

Total		266,606

Life Sciences Tools & Services 0.75%
Thermo Fisher Scientific, Inc.	954,300	53,107

Machinery 1.90%
Caterpillar, Inc.	391,707	40,256
Eaton Corp.	1,246,060	60,035
Joy Global, Inc.	326,345	23,095
Parker Hannifin Corp.	120,464	10,564

Total		133,950

Media 6.97%
Comcast Corp. Class A	3,364,900	102,057
News Corp. Class A	3,686,100	72,248
Omnicom Group, Inc.	1,104,400	56,667
Time Warner Cable, Inc.	886,494	71,318
Time Warner, Inc.	1,984,416	74,336
Walt Disney Co. (The)	2,685,200	115,759

Total		492,385

Metals & Mining 2.22%
Barrick Gold Corp.
(Canada)(a)	575,900	23,284
Cliffs Natural Resources, Inc.	827,700	51,532

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
April 30, 2012

Investments	Shares	Fair Value (000)

Metals & Mining (continued)
Freeport-McMoRan Copper & Gold, Inc.	1,360,600	$52,111
Nucor Corp.	86,020	3,373
United States Steel Corp.	925,000	26,205

Total		156,505

Multi-Line Retail 0.58%
Kohl’s Corp.	131,786	6,607
Target Corp.	599,486	34,734

Total		41,341

Multi-Utilities 0.27%
PG&E Corp.	425,700	18,807

Oil, Gas & Consumable Fuels 13.05%
Anadarko Petroleum Corp.	974,700	71,358
Apache Corp.	556,300	53,371
Canadian Natural Resources Ltd. (Canada)(a)	95,500	3,319
Cenovus Energy, Inc. (Canada)(a)	273,600	9,918
Chevron Corp.	1,804,532	192,291
ConocoPhillips	491,700	35,220
Devon Energy Corp.	399,700	27,919
El Paso Corp.	2,572,255	76,319
EOG Resources, Inc.	164,402	18,053
Exxon Mobil Corp.	1,503,092	129,777
Hess Corp.	1,306,929	68,143
Occidental Petroleum Corp.	1,000,784	91,292
Range Resources Corp.	403,439	26,893
Southwestern Energy Co.*	584,200	18,449
Suncor Energy, Inc. (Canada)(a)	1,596,300	52,742
Valero Energy Corp.	1,874,650	46,304

Total		921,368

Paper & Forest Products 0.63%
International Paper Co.	1,327,000	44,202

Pharmaceuticals 7.97%
Bristol-Myers Squibb Co.	2,136,300	71,288
Eli Lilly & Co.	670,400	27,748
Johnson & Johnson	1,847,200	120,234
Merck & Co., Inc.	1,895,500	74,379
Pfizer, Inc.	9,944,300	228,023
Teva Pharmaceutical Industries Ltd. ADR	894,134	40,898

Total		562,570

Real Estate Investment Trusts 0.84%
Host Hotels & Resorts, Inc.	3,564,375	59,311

Road & Rail 2.50%
CSX Corp.	682,100	15,218
Hertz Global Holdings, Inc.*	6,437,892	99,208
Union Pacific Corp.	553,000	62,179

Total		176,605

Semiconductors & Semiconductor Equipment 2.00%
Intel Corp.	2,664,500	75,672
Micron Technology, Inc.*	2,569,900	16,935
Texas Instruments, Inc.	1,524,200	48,683

Total		141,290

Software 2.10%
Adobe Systems, Inc.*	1,577,800	52,951
Microsoft Corp.	2,092,400	66,998
Oracle Corp.	954,500	28,053

Total		148,002

Specialty Retail 0.85%
Home Depot, Inc. (The)	1,159,600	60,056

Tobacco 2.03%
Altria Group, Inc.	1,900,649	61,220
Philip Morris International, Inc.	914,800	81,884

Total		143,104

Total Common Stocks (cost $5,621,636,729)		6,862,529

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)
April 30, 2012

Investments	Shares	Fair Value (000)

LIMITED LIABILITY COMPANY 1.12%

Diversified Financial Services
Oaktree Capital Management, LLC (cost $86,900,000)†	1,975,000	$78,605

Total Long-Term Investments (cost $5,708,536,729)		6,941,134

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.99%

Repurchase Agreement
Repurchase Agreement dated 4/30/2012, 0.01% due 5/1/2012 with Fixed Income Clearing Corp. collateralized by $73,570,000 of U.S. Treasury Note at 2.125% due 11/30/2014 and $65,675,000 of U.S. Treasury Note at 0.25% due 4/30/2014; value: $143,199,388; proceeds: $140,388,166 (cost $140,388,127)	$140,388	$140,388

Total Investments in Securities 100.31% (cost $5,848,924,856)		7,081,522

Liabilities in Excess of Other Assets (0.31)%		(21,536)

Net Assets 100.00%		$7,059,986

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)
April 30, 2012

ASSETS:
Investments in securities, at cost	$5,848,924,856

Investments in securities, at fair value	$7,081,522,351
Receivables:
Interest and dividends	9,068,370
Investment securities sold	4,256,029
Capital shares sold	1,571,879
Prepaid expenses and other assets	33,933

Total assets	7,096,452,562

LIABILITIES:
Payables:
Capital shares reacquired	14,634,818
Investment securities purchased	7,188,930
12b-1 distribution fees	6,162,515
Directors’ fees	4,411,882
Management fee	1,820,150
Fund administration	232,304
To affiliates (See Note 3)	46,917
Accrued expenses and other liabilities	1,969,189

Total liabilities	36,466,705

NET ASSETS	$7,059,985,857

COMPOSITION OF NET ASSETS:
Paid-in capital	$8,393,730,955
Undistributed net investment income	14,137,968
Accumulated net realized loss on investments and foreign currency related transactions	(2,580,480,561)
Net unrealized appreciation on investments	1,232,597,495

Net Assets	$7,059,985,857

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)
April 30, 2012

Net assets by class:
Class A Shares	$5,772,051,895
Class B Shares	$145,539,280
Class C Shares	$449,494,192
Class F Shares	$100,813,033
Class I Shares	$439,294,940
Class P Shares	$105,800,655
Class R2 Shares	$855,485
Class R3 Shares	$46,136,377
Outstanding shares by class:
Class A Shares ($2.9 billion shares of common stock authorized, $.001 par value)	495,135,977
Class B Shares ($300 million shares of common stock authorized, $.001 par value)	12,443,315
Class C Shares ($300 million shares of common stock authorized, $.001 par value)	38,569,532
Class F Shares ($300 million shares of common stock authorized, $.001 par value)	8,645,784
Class I Shares ($300 million shares of common stock authorized, $.001 par value)	37,561,760
Class P Shares ($200 million shares of common stock authorized, $.001 par value)	9,094,009
Class R2 Shares ($300 million shares of common stock authorized, $.001 par value)	73,499
Class R3 Shares ($300 million shares of common stock authorized, $.001 par value)	3,960,098
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$ 11.66
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$ 12.37
Class B Shares-Net asset value	$ 11.70
Class C Shares-Net asset value	$ 11.65
Class F Shares-Net asset value	$ 11.66
Class I Shares-Net asset value	$ 11.70
Class P Shares-Net asset value	$ 11.63
Class R2 Shares-Net asset value	$ 11.64
Class R3 Shares-Net asset value	$ 11.65

See Notes to Financial Statements.	9

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2012

Investment income:
Dividends (net of foreign withholding taxes of $219,443)	$ 83,097,987
Interest	8,525

Total investment income	83,106,512

Expenses:
Management fee	10,941,174
12b-1 distribution plan-Class A	9,863,336
12b-1 distribution plan-Class B	798,092
12b-1 distribution plan-Class C	2,242,569
12b-1 distribution plan-Class F	51,396
12b-1 distribution plan-Class P	191,416
12b-1 distribution plan-Class R2	2,313
12b-1 distribution plan-Class R3	104,279
Shareholder servicing	4,531,374
Fund administration	1,395,836
Reports to shareholders	297,864
Subsidy (See Note 3)	292,424
Directors’ fees	101,717
Registration	97,432
Professional	44,542
Custody	44,171
Other	105,511

Gross expenses	31,105,446
Expense reductions (See Note 7)	(2,357)

Net expenses	31,103,089

Net investment income	52,003,423

Net realized and unrealized gain:
Net realized gain on investments and foreign currency related transactions	147,958,829
Net change in unrealized appreciation/depreciation on investments	544,815,299

Net realized and unrealized gain	692,774,128

Net Increase in Net Assets Resulting From Operations	$ 744,777,551

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended April 30, 2012 (unaudited)	For the Year Ended October 31, 2011

Operations:
Net investment income	$52,003,423	$87,256,411
Net realized gain on investments and foreign currency related transactions	147,958,829	268,342,336
Net change in unrealized appreciation/depreciation on investments	544,815,299	(186,139,326)

Net increase in net assets resulting from operations	744,777,551	169,459,421

Distributions to shareholders from:
Net investment income
Class A	(41,218,444)	(71,557,614)
Class B	(576,970)	(807,523)
Class C	(1,778,397)	(2,202,110)
Class F	(878,041)	(1,598,689)
Class I	(3,665,401)	(6,252,730)
Class P	(782,999)	(1,400,157)
Class R2	(4,807)	(6,043)
Class R3	(288,267)	(377,489)

Total distributions to shareholders	(49,193,326)	(84,202,355)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	171,204,570	482,077,171
Reinvestment of distributions	43,227,325	73,535,918
Cost of shares reacquired	(911,399,750)	(2,170,593,706)

Net decrease in net assets resulting from capital share transactions	(696,967,855)	(1,614,980,617)

Net decrease in net assets	(1,383,630)	(1,529,723,551)

NET ASSETS:
Beginning of period	$7,061,369,487	$8,591,093,038

End of period	$7,059,985,857	$7,061,369,487

Undistributed net investment income	$14,137,968	$11,327,871

See Notes to Financial Statements.	11

Financial Highlights

	Class A Shares

	Six Months Ended 4/30/2012 (unaudited)

			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.55		$10.59	$9.61	$9.38	$16.55	$15.84

Investment operations:
Net investment income(a)	.08		.12	.09	.11	.18	.22
Net realized and unrealized gain (loss)	1.11		(.04)	.97	.23	(5.53)	1.69

Total from investment operations	1.19		.08	1.06	.34	(5.35)	1.91

Distributions to shareholders from:
Net investment income	(.08)		(.12)	(.08)	(.10)	(.21)	(.20)
Net realized gain	—		—	—	—	(1.61)	(1.00)
Return of capital	—		—	—	(.01)	—	—

Total distributions	(.08)		(.12)	(.08)	(.11)	(1.82)	(1.20)

Net asset value, end of period	$11.66		$10.55	$10.59	$9.61	$9.38	$16.55

Total Return(b)	11.32	%(c)	.73%	11.07%	3.94%	(35.65)%	12.96%
Ratios to Average Net Assets:
Expenses, including expense reductions	.43	%(c)	.84%	.85%	.88%	.82%	.81%
Expenses, excluding expense reductions	.43	%(c)	.84%	.85%	.88%	.82%	.81%
Net investment income	.76	%(c)	1.09%	.83%	1.29%	1.40%	1.38%

Supplemental Data:

Net assets, end of period (000)	$5,772,052		$5,777,045	$6,993,549	$7,708,503	$9,253,480	$16,793,740
Portfolio turnover rate	5.53	%(c)	16.39%	24.56%	76.89%	105.60%	85.96%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares

	Six Months Ended 4/30/2012 (unaudited)

			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.59		$10.61	$9.63	$9.41	$16.60	$15.88

Investment operations:
Net investment income(a)	.05		.05	.02	.06	.09	.11
Net realized and unrealized gain (loss)	1.10		(.03)	.98	.23	(5.56)	1.71

Total from investment operations	1.15		.02	1.00	.29	(5.47)	1.82

Distributions to shareholders from:
Net investment income	(.04)		(.04)	(.02)	(.06)	(.11)	(.10)
Net realized gain	—		—	—	—	(1.61)	(1.00)
Return of capital	—		—	—	(.01)	—	—

Total distributions	(.04)		(.04)	(.02)	(.07)	(1.72)	(1.10)

Net asset value, end of period	$11.70		$10.59	$10.61	$9.63	$9.41	$16.60

Total Return(b)	10.89	%(c)	.18%	10.34%	3.26%	(36.12)%	12.24%
Ratios to Average Net Assets:

Expenses, including expense reductions	.75	%(c)	1.49%	1.50%	1.53%	1.48%	1.46%
Expenses, excluding expense reductions	.75	%(c)	1.49%	1.50%	1.53%	1.48%	1.46%
Net investment income	.44	%(c)	.43%	.18%	.67%	.74%	.73%

Supplemental Data:

Net assets, end of period (000)	$145,539		$174,386	$288,531	$419,831	$611,888	$1,261,984
Portfolio turnover rate	5.53	%(c)	16.39%	24.56%	76.89%	105.60%	85.96%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class C Shares

	Six Months Ended 4/30/2012 (unaudited)

			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.55		$10.58	$9.61	$9.39	$16.56	$15.85

Investment operations:
Net investment income(a)	.05		.05	.02	.05	.09	.11
Net realized and unrealized gain (loss)	1.09		(.03)	.97	.24	(5.54)	1.70

Total from investment operations	1.14		.02	.99	.29	(5.45)	1.81

Distributions to shareholders from:
Net investment income	(.04)		(.05)	(.02)	(.06)	(.11)	(.10)
Net realized gain	—		—	—	—	(1.61)	(1.00)
Return of capital	—		—	—	(.01)	—	—

Total distributions	(.04)		(.05)	(.02)	(.07)	(1.72)	(1.10)

Net asset value, end of period	$11.65		$10.55	$10.58	$9.61	$9.39	$16.56

Total Return(b)	10.86	%(c)	.14%	10.28%	3.28%	(36.07)%	12.22%
Ratios to Average Net Assets:
Expenses, including expense reductions	.75	%(c)	1.48%	1.50%	1.53%	1.48%	1.46%
Expenses, excluding expense reductions	.75	%(c)	1.48%	1.50%	1.53%	1.48%	1.46%
Net investment income	.44	%(c)	.44%	.18%	.64%	.74%	.73%

Supplemental Data:

Net assets, end of period (000)	$449,494		$467,475	$595,084	$697,681	$870,934	$1,710,033
Portfolio turnover rate	5.53	%(c)	16.39%	24.56%	76.89%	105.60%	85.96%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares

	Six Months Ended 4/30/2012 (unaudited)						9/28/2007(a) to 10/31/2007
			Year Ended 10/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.56		$10.59	$9.61	$9.38	$16.56	$16.29

Investment operations:
Net investment income(b)	.10		.15	.11	.10	.21	.02
Net realized and unrealized gain (loss)	1.09		(.03)	.97	.26	(5.54)	.25

Total from investment operations	1.19		.12	1.08	.36	(5.33)	.27

Distributions to shareholders from:
Net investment income	(.09)		(.15)	(.10)	(.12)	(.24)	—
Net realized gain	—		—	—	—	(1.61)	—
Return of capital	—		—	—	(.01)	—	—

Total distributions	(.09)		(.15)	(.10)	(.13)	(1.85)	—

Net asset value, end of period	$11.66		$10.56	$10.59	$9.61	$9.38	$16.56

Total Return(c)	11.35	%(d)	1.08%	11.33%	4.18%	(35.52)%	1.66	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.30	%(d)	.59%	.60%	.62%	.59%	.05	%(d)
Expenses, excluding expense reductions	.30	%(d)	.59%	.60%	.62%	.59%	.05	%(d)
Net investment income	.88	%(d)	1.33%	1.07%	1.14%	1.89%	.14	%(d)

Supplemental Data:

Net assets, end of period (000)	$100,813		$102,086	$86,360	$64,867	$16,844	$10
Portfolio turnover rate	5.53	%(d)	16.39%	24.56%	76.89%	105.60%	85.96%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

	Class I Shares

	Six Months Ended 4/30/2012 (unaudited)

			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.59		$10.62	$9.64	$9.40	$16.60	$15.88

Investment operations:
Net investment income(a)	.10		.16	.12	.13	.22	.27
Net realized and unrealized gain (loss)	1.11		(.03)	.97	.24	(5.55)	1.71

Total from investment operations	1.21		.13	1.09	.37	(5.33)	1.98

Distributions to shareholders from:
Net investment income	(.10)		(.16)	(.11)	(.12)	(.26)	(.26)
Net realized gain	—		—	—	—	(1.61)	(1.00)
Return of capital	—		—	—	(.01)	—	—

Total distributions	(.10)		(.16)	(.11)	(.13)	(1.87)	(1.26)

Net asset value, end of period	$11.70		$10.59	$10.62	$9.64	$9.40	$16.60

Total Return(b)	11.47	%(c)	1.18%	11.40%	4.38%	(35.50)%	13.39%
Ratios to Average Net Assets:
Expenses, including expense reductions	.25	%(c)	.49%	.50%	.53%	.47%	.46%
Expenses, excluding expense reductions	.25	%(c)	.49%	.50%	.53%	.48%	.46%
Net investment income	.92	%(c)	1.42%	1.18%	1.56%	1.75%	1.74%

Supplemental Data:

Net assets, end of period (000)	$439,295		$385,714	$435,609	$560,500	$504,923	$666,851
Portfolio turnover rate	5.53	%(c)	16.39%	24.56%	76.89%	105.60%	85.96%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares

	Six Months Ended 4/30/2012 (unaudited)

			Year Ended 10/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.53		$10.57	$9.59	$9.36	$16.52	$15.82

Investment operations:
Net investment income(a)	.08		.12	.07	.10	.16	.20
Net realized and unrealized gain (loss)	1.10		(.05)	.98	.23	(5.52)	1.69

Total from investment operations	1.18		.07	1.05	.33	(5.36)	1.89

Distributions to shareholders from:
Net investment income	(.08)		(.11)	(.07)	(.09)	(.19)	(.19)
Net realized gain	—		—	—	—	(1.61)	(1.00)
Return of capital	—		—	—	(.01)	—	—

Total distributions	(.08)		(.11)	(.07)	(.10)	(1.80)	(1.19)

Net asset value, end of period	$11.63		$10.53	$10.57	$9.59	$9.36	$16.52

Total Return(b)	11.24	%(c)	.75%	10.88%	3.85%	(35.73)%	12.80%
Ratios to Average Net Assets:
Expenses, including expense reductions	.43	%(c)	.90%	.95%	.98%	.92%	.91%
Expenses, excluding expense reductions	.43	%(c)	.90%	.95%	.98%	.93%	.91%
Net investment income	.76	%(c)	1.02%	.73%	1.19%	1.30%	1.27%

Supplemental Data:

Net assets, end of period (000)	$105,801		$113,935	$158,627	$212,223	$267,251	$433,828
Portfolio turnover rate	5.53	%(c)	16.39%	24.56%	76.89%	105.60%	85.96%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	17

Financial Highlights (continued)

	Class R2 Shares

	Six Months Ended 4/30/2012 (unaudited)						9/28/2007(a) to 10/31/2007
			Year Ended 10/31

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.54		$10.58	$9.61	$9.38	$16.55	$16.29

Investment operations:
Net investment income(b)	.07		.09	.06	.07	.14	.02
Net realized and unrealized gain (loss)	1.10		(.03)	.97	.25	(5.53)	.24

Total from investment operations	1.17		.06	1.03	.32	(5.39)	.26

Distributions to shareholders from:
Net investment income	(.07)		(.10)	(.06)	(.08)	(.17)	—
Net realized gain	—		—	—	—	(1.61)	—
Return of capital	—		—	—	(.01)	—	—

Total distributions	(.07)		(.10)	(.06)	(.09)	(1.78)	—

Net asset value, end of period	$11.64		$10.54	$10.58	$9.61	$9.38	$16.55

Total Return(c)	11.11	%(d)	.50%	10.78%	3.70%	(35.83)%	1.60	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.55	%(d)	1.09%	1.09%	1.11%	1.07%	.09	%(d)
Expenses, excluding expense reductions	.55	%(d)	1.09%	1.09%	1.11%	1.07%	.09	%(d)
Net investment income	.62	%(d)	.83%	.57%	.85%	1.16%	.10	%(d)

Supplemental Data:

Net assets, end of period (000)	$855		$709	$419	$185	$85	$10
Portfolio turnover rate	5.53	%(d)	16.39%	24.56%	76.89%	105.60%	85.96%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

18	See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares

	Six Months Ended 4/30/2012 (unaudited)		Year Ended 10/31				9/28/2007(a) to 10/31/2007

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.55		$10.58	$9.61	$9.38	$16.56	$16.29

Investment operations:
Net investment income(b)	.08		.11	.07	.08	.16	.02
Net realized and unrealized gain (loss)	1.09		(.03)	.97	.25	(5.54)	.25

Total from investment operations	1.17		.08	1.04	.33	(5.38)	.27

Distributions to shareholders from:
Net investment income	(.07)		(.11)	(.07)	(.09)	(.19)	—
Net realized gain	—		—	—	—	(1.61)	—
Return of capital	—		—	—	(.01)	—	—

Total distributions	(.07)		(.11)	(.07)	(.10)	(1.80)	—

Net asset value, end of period	$11.65		$10.55	$10.58	$9.61	$9.38	$16.56

Total Return(c)	11.16	%(d)	.69%	10.86%	3.80%	(35.79)%	1.66	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.50	%(d)	.98%	1.00%	1.01%	.98%	.08	%(d)
Expenses, excluding expense reductions	.50	%(d)	.98%	1.00%	1.01%	.98%	.08	%(d)
Net investment income	.68	%(d)	.94%	.67%	.89%	1.41%	.11	%(d)

Supplemental Data:

Net assets, end of period (000)	$46,136		$40,021	$32,915	$13,206	$4,275	$10
Portfolio turnover rate	5.53	%(d)	16.39%	24.56%	76.89%	105.60%	85.96%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (unaudited)(continued)

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns filed remains open for the fiscal years ended October 31, 2008 through October 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a

Notes to Financial Statements (unaudited)(continued)

particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total

Common Stocks	$6,862,529	$—	$—	$6,862,529
Limited Liability Company	78,605	—	—	78,605
Repurchase Agreement	—	140,388	—	140,388

Total	$6,941,134	$140,388	$—	$7,081,522

* See Schedule of Investments for fair values in each industry.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

For the six months ended April 30, 2012, the effective management fee paid to Lord Abbett was at an annualized rate of .31% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund, and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of April 30, 2012, the percentages of the Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund, Lord Abbett Growth & Income Strategy Fund and Lord Abbett Global Allocation Fund were 3.46%, ..41%, .40%, .90% and .14%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3

Service	.25%	(1)	.25%	.25%	—	.25%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended April 30, 2012:

Distributor Commissions	Dealers’ Concessions

$308,479	$1,692,976

Distributor received CDSCs of $4,263 and $6,801 for Class A and Class C shares, respectively, for the six months ended April 30, 2012.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with

Notes to Financial Statements (unaudited)(continued)

federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2012 and the fiscal year ended October 31, 2011 was as follows:

	Six Months Ended 4/30/2012 (unaudited)	Year Ended 10/31/2011

Distributions paid from:
Ordinary income	$49,193,326	$84,202,355

Total distributions paid	$49,193,326	$84,202,355

As of October 31, 2011, the Fund had a capital loss carryforward of $2,688,633,740, set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of April 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$5,882,204,092

Gross unrealized gain	1,361,400,685
Gross unrealized loss	(162,082,426)

Net unrealized security gain	$1,199,318,259

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2012 were as follows:

Purchases	Sales

$380,362,227	$1,063,207,700

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2012.

6.	DIRECTORS’ REMUNERATION

The Fund’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the

Notes to Financial Statements (unaudited)(continued)

Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett entered into an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of April 30, 2012, there were no loans outstanding pursuant to this Facility.

For the period February 3, 2011 through April 1, 2012, the Fund and certain other funds managed by Lord Abbett had an amount of $200,000,000 available under a Facility from SSB with an annual fee to maintain the Facility of .125% of the amount available under the Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investments in multinational companies, foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	8,865,936	$98,004,786	22,851,079	$260,950,420
Converted from Class B*	2,003,464	22,532,466	5,211,806	59,135,989
Reinvestment of distributions	3,263,376	36,276,005	5,695,655	62,583,889
Shares reacquired	(66,372,846)	(730,270,846)	(146,873,977)	(1,661,657,486)

Decrease	(52,240,070)	$(573,457,589)	(113,115,437)	$(1,278,987,188)

Class B Shares

Shares sold	117,093	$1,308,448	300,085	$3,443,169
Reinvestment of distributions	48,897	541,559	68,677	743,041
Shares reacquired	(2,198,395)	(24,047,947)	(5,884,070)	(67,099,491)
Converted to Class A*	(1,997,627)	(22,532,466)	(5,201,062)	(59,135,989)

Decrease	(4,030,032)	$(44,730,406)	(10,716,370)	$(122,049,270)

Class C Shares

Shares sold	837,333	$9,257,943	2,199,922	$24,999,944
Reinvestment of distributions	111,251	1,232,002	138,569	1,491,725
Shares reacquired	(6,687,433)	(73,387,360)	(14,272,213)	(161,369,906)

Decrease	(5,738,849)	$(62,897,415)	(11,933,722)	$(134,878,237)

Class F Shares

Shares sold	1,343,492	$14,467,887	6,446,477	$71,272,087
Reinvestment of distributions	57,637	640,592	98,773	1,088,227
Shares reacquired	(2,425,788)	(26,920,803)	(5,028,519)	(56,462,499)

Increase (decrease)	(1,024,659)	$(11,812,324)	1,516,731	$15,897,815

Class I Shares

Shares sold	3,529,470	$39,141,479	7,616,983	$90,205,795
Reinvestment of distributions	310,547	3,470,111	530,771	5,877,377
Shares reacquired	(2,708,674)	(29,587,895)	(12,724,816)	(152,069,524)

Increase (decrease)	1,131,343	$13,023,695	(4,577,062)	$(55,986,352)

Class P Shares

Shares sold	161,263	$1,794,456	1,128,750	$12,914,896
Reinvestment of distributions	70,207	778,235	125,749	1,373,744
Shares reacquired	(1,954,968)	(21,594,846)	(5,451,353)	(61,278,521)

Decrease	(1,723,498)	$(19,022,155)	(4,196,854)	$(46,989,881)

Class R2 Shares

Shares sold	8,839	$98,250	33,269	$372,836
Reinvestment of distributions	370	4,106	472	5,126
Shares reacquired	(2,943)	(32,145)	(6,159)	(71,644)

Increase	6,266	$70,211	27,582	$306,318

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended April 30, 2012 (unaudited)		Year Ended October 31, 2011

Class R3 Shares	Shares	Amount	Shares	Amount

Shares sold	644,111	$7,131,321	1,576,444	$17,918,024
Reinvestment of distributions	25,601	284,715	34,354	372,789
Shares reacquired	(503,519)	(5,557,908)	(926,751)	(10,584,635)

Increase	166,193	$1,858,128	684,047	$7,706,178

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12.	RECENT ACCOUNTING STANDARD

The Financial Accounting Standards Board issued amended guidance to improve disclosure of fair value measurements. Fair value measurements categorized as Level 3 will require quantitative information with respect to unobservable inputs and assumptions used, a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs, and enhanced disclosure of valuation policies and procedures. In addition, quantitative and qualitative disclosure will be required for all transfers in and out of Level 1 and Level 2. The amended guidance is effective for the first reporting period beginning after December 15, 2011. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

Approval of Advisory Contract

The Board of Directors of the Fund (the “Board”), including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the Fund’s portfolio management team by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and to the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe as of various periods ended August 31, 2011. The Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of the performance universe of the eight-month and one-year periods, the fourth quintile for the three-year and five-year periods, and the fifth quintile for the ten-year period. The Board also observed that the investment performance was lower than that of the Lipper Large-Cap Value Index for the eight-month, one-year, three-year, five-year, and ten-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord

Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board noted that Lord Abbett had changed the portfolio manager for the Fund in 2009, naming Daniel H. Frascarelli to be the portfolio manager. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (the “Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in the peer group did not coincide with the Fund’s fiscal year. It also considered the amount and nature of the fees paid by shareholders. The Board observed that for the fiscal year ended October 31, 2010 the contractual management fees and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately twenty-nine basis points below the median of the peer group and the actual management fees and administrative services fees were approximately twenty-nine basis points below the median of the peer group. The Board also observed that for the fiscal year ended October 31, 2010 the total expense ratio of Class A was approximately thirty basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately thirty-four basis points below the median of the peer group, the total expense ratio of Class F was approximately thirty-four basis points below the median of the peer group, the total expense ratio of Class I was approximately twenty-two basis points below the median of the peer group, the total expense ratio of Class P was approximately twenty-eight basis points below the median of the peer group, the total expense ratio of Class R2 was approximately fourteen basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately twenty-three basis points below the median of the peer group. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer groups.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2011 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives Rule 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the Rule 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund and other Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Affiliated Fund, Inc.	LAA-3-0412 (06/12)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 18, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 18, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 18, 2012